UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments – Schwab Global Real Estate Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: March 31, 2009 – May 31, 2009

Schwab Investments
Schwab Global Real Estate Fund™
Portfolio Holdings As of May 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.4%	Common Stock	113,672	105,477
0.2%	Preferred Stock	844	210
0.1%	Rights	—	58
3.4%	Short-Term Investments	3,767	3,767

100.1%	Total Investments	118,283	109,512
(0.1)%	Other Assets and Liabilities, Net		(149)

100.0%	Net Assets		109,363

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 96.4% of net assets

Asia Pacific and Other 46.2%

Australia 6.5%
CFS Retail Property Trust	872,377	1,154
Mirvac Group	720,900	675
Stockland	362,819	910
Westfield Group	495,757	4,381

		7,120

Brazil 2.8%
Gafisa S.A.	82,400	745
Iguatemi Empresa de Shopping Centers S.A.	85,900	842
Multiplan Empreendimentos Imobiliarios S.A.	151,750	1,516

		3,103

China 5.6%
Agile Property Holdings Ltd.	2,036,000	2,536
Guangzhou R&F Properties Co., Ltd., Class H	898,200	2,070
Hopson Development Holdings Ltd.	1,066,000	1,568

		6,174

Hong Kong 13.4%
Far East Consortium International Ltd.	4,965,000	1,156
Great Eagle Holdings Ltd.	328,000	687
GZI Real Estate Investment Trust	1,723,000	526
Mandarin Oriental International Ltd.	484,000	781
New World Development Co., Ltd.	1,005,000	1,919
Regal Real Estate Investment Trust	3,722,000	562
Shenzhen Investment Ltd.	3,516,000	1,535
Sun Hung Kai Properties Ltd.	363,000	4,547
The Link REIT	1,490,468	2,924

		14,637

Japan 11.5%
DA Office Investment Corp.	914	1,741
Mitsubishi Estate Co., Ltd.	235,000	3,887
Mitsui Fudosan Co., Ltd.	248,000	4,161
Sumitomo Realty & Development Co., Ltd.	114,000	1,747
Top REIT, Inc.	286	1,050

		12,586

New Zealand 0.4%
AMP NZ Office Trust	397,918	194
Kiwi Income Property Trust	312,344	185

		379

Singapore 4.6%
Ascendas India Trust	2,111,000	1,023
Ascendas Real Estate Investment Trust (A-REIT)	509,000	539
CapitaCommercial Trust	693,000	547
Capitaland Ltd.	233,000	621
CapitaMall Trust	531,000	491
Keppel Land Ltd.	354,000	608
Mapletree Logistics Trust	1,370,000	580
Singapore Land Ltd.	157,000	589

		4,998

South Africa 1.4%
ApexHi Properties Ltd., Class B	362,500	747
Growthpoint Properties Ltd.	469,954	799

		1,546

		50,543

Europe 12.9%

France 4.7%
Klepierre	19,256	491
Mercialys	16,805	509
Unibail-Rodamco SE	25,693	4,146

		5,146

Sweden 0.9%
Hufvudstaden AB, A Shares	75,500	476
Wallenstam AB, Class B	42,986	476

		952

Switzerland 1.7%
Allreal Holding AG — Reg’d	8,855	1,079
PSP Swiss Property AG — Reg’d *	15,082	772

		1,851

United Kingdom 5.6%
Big Yellow Group plc	175,287	888
Great Portland Estates plc	111,440	560
Land Securities Group plc	385,423	3,047

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Liberty International plc	86,078	516
Shaftesbury plc	91,545	583
Unite Group plc *	274,768	557

		6,151

		14,100

North America 37.3%

Canada 3.5%
Boardwalk Real Estate Investment Trust	38,382	1,102
Canadian Apartment Properties Real Estate Investment Trust	44,975	523
Canadian Real Estate Investment Trust	25,781	548
RioCan Real Estate Investment Trust	122,586	1,658

		3,831

Mexico 0.4%
Urbi, Desarrollos Urbanos, S.A. de C.V. *	343,200	471

United States 33.4%
Alexandria Real Estate Equities, Inc.	15,534	558
AMB Property Corp.	28,300	505
AvalonBay Communities, Inc.	34,569	2,125
BioMed Realty Trust, Inc.	46,771	460
Boston Properties, Inc.	56,231	2,717
Corporate Office Properties Trust	28,359	842
D.R. Horton, Inc.	146,357	1,348
Digital Realty Trust, Inc.	37,602	1,345
Entertainment Properties Trust	24,004	488
Essex Property Trust, Inc.	31,033	2,113
Federal Realty Investment Trust	30,487	1,605
Home Properties, Inc.	14,965	498
Host Hotels & Resorts, Inc.	61,143	573
Kimco Realty Corp.	182,322	2,131
LaSalle Hotel Properties	61,668	844
Omega Healthcare Investors, Inc.	48,294	771
ProLogis	194,678	1,653
Pulte Homes, Inc.	122,571	1,079
Senior Housing Properties Trust	63,017	1,055
Simon Property Group, Inc.	80,094	4,283
Starwood Hotels & Resorts Worldwide, Inc.	50,548	1,237
Tanger Factory Outlet Centers, Inc.	23,585	763
Toll Brothers, Inc. *	83,936	1,559
UDR, Inc.	75,516	831
Ventas, Inc.	71,869	2,182
Vornado Realty Trust	47,226	2,204
Washington Real Estate Investment Trust	34,895	763

		36,532

		40,834

Total Common Stock (Cost $113,672)		105,477

Preferred Stock 0.2% of net assets

Asia Pacific and Other 0.2%

Australia 0.2%
Goodman Plus Trust	9,800	210

Total Preferred Stock (Cost $844)		210

Rights 0.1% of net assets

Asia Pacific and Other 0.1%

Australia 0.1%
Stockland (a)	180,641	58

Total Rights (Cost $—)		58

	Face Amount
Security	Local Currency	Value
Rate, Maturity Date	( x 1,000)	($ x 1,000)
Short-Term Investments 3.4% of net assets

Commercial Paper & Other Corporate Obligations 3.4%
Bank of America, Charlotte Time Deposit
Australian Dollar 1.82%, 06/01/09	486	389
Canadian Dollar 0.07%, 06/01/09	196	180
Brown Brothers Harriman, Grand Cayman Time Deposit
New Zealand Dollar 1.30%, 06/02/09	5	3
South African Rand 7.00%, 06/01/09	138	17
Swedish Krona 0.06%, 06/01/09	423	56
Swiss Franc 0.02%, 06/02/09	43	40
US Dollar 0.06%, 06/01/09	9	9
Citibank, New York Time Deposit
Hong Kong Dollar 0.02%, 06/01/09	6,683	862
Japanese Yen 0.01%, 06/01/09	17,695	186
Swiss Franc 0.02%, 06/02/09	458	429
US Dollar 0.06%, 06/01/09	234	234
JP Morgan Chase, New York Time Deposit
Euro 0.14%, 06/01/09	24	33
Singapore Dollar 0.01%, 06/01/09	313	217

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

	Face Amount
Security	Local Currency	Value
Rate, Maturity Date	( x 1,000)	($ x 1,000)
Swedish Krona 0.06%, 06/01/09	3,006	397
Wells Fargo, San Francisco Time Deposit
US Dollar 0.06%, 06/01/09	715	715

Total Short-Term Investments (Cost $3,767)		3,767

End of Investments.
(All dollar amounts are x 1,000)
At 05/31/09, the tax basis cost of the fund’s investments was $129,527 and the unrealized appreciation and depreciation were $0 and ($20,015), respectively, with a net unrealized depreciation of ($20,015).
As of 05/31/09, the values of certain foreign securities held by the fund aggregating $60,728 were adjusted from their market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securties	Instruments

Level 1 — Quoted Prices	$44,959	$—
Level 2 — Other Significant Observable Inputs	64,495	—
Level 3 — Significant Unobservable Inputs	58	—

Total	$109,512	$—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Value of
Investment in
Securities
Balance as of 02/28/09	$—
Accrued discount/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	58
Net purchases (sales)	—
Transfer in (out) of Level 3	—

Balance as of 05/31/09	$58

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments
By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: July 22, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: July 22, 2009

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: July 22, 2009